Provisions - Movement in Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 3,883
Other provisions at end of period	3,138	€ 3,883
Dismantling of assets
Disclosure of other provisions [line items]
Other provisions at beginning of period	973	1,001
Additions and accretion	96	91
Retirements/amount applied	(83)	(53)
Translation differences and other	(77)	(66)
Other provisions at end of period	909	973
Other provisions
Disclosure of other provisions [line items]
Other provisions at beginning of period	3,883	3,943
Additions and accretion	911	1,406
Retirements/amount applied	(1,276)	(1,074)
Transfers	(89)
Translation differences and other	(291)	(392)
Other provisions at end of period	€ 3,138	€ 3,883